Loans	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans
Note 4. Loans
The composition of loans, net at December 31, 2018 and 2017 is as follows (in thousands):

	2018	2017
Real Estate:
Land Development and Construction	$41,134	$25,923
Farmland	14,498	16,905
1-4 Family Mortgages	88,747	95,925
Commercial Real Estate	203,595	191,736
Total Real Estate Loans	347,974	330,489
Business Loans:
Commercial and Industrial Loans	66,421	58,204
Farm Production and Other Farm Loans	907	922
Total Business Loans	67,328	59,126
Consumer Loans:
Credit Cards	1,648	1,310
Other Consumer Loans	12,372	14,680
Total Consumer Loans	14,020	15,990
Total Gross Loans	429,322	405,605
Unearned Income	(45)	(195)
Allowance for Loan Losses	(3,372)	(3,019)
Loans, net	$425,905	$402,391
The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews these policies and procedures and submits them to the Company’s Board of Directors for its approval when needed, but no less frequently than annually. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.
The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of this review are presented to management with quarterly reports made to the board of directors. The loan review process complements and reinforces the risk identification and assessment decisions made by the lenders and credit personnel, as well as the Company’s policies and procedures.
Loans are made principally to customers in the Company’s market. The Company’s lending policy provides that loans collateralized by real estate are normally made with loan-to-value (“LTV”) ratios of 80 percent or less. Commercial loans are typically collateralized by property, equipment, inventories or receivables with LTV ratios from 50 percent to 80 percent. Real estate mortgage loans are collateralized by personal residences with LTV ratios of 80 percent or less. Consumer loans are typically collateralized by real estate, vehicles and other consumer durable goods. Approximately $67.5 million and $48.7 million of the loans outstanding at December 31, 2018 and December 31, 2017, respectively, were variable rate loans.
In the ordinary course of business, the Company has granted loans to certain directors and their affiliates (collectively referred to as “related parties”). These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated persons and do not involve more than normal risk of collectability. Activity in related party loans during 2018 is presented in the following table.

Balance outstanding at December 31, 2017	$3,117,526
Principal additions	518,154
Principal reductions	(567,729)
Balance outstanding at December 31, 2018	$3,067,951
Loans are considered to be past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status, when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether such loans are considered past due. When interest accruals are discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.
Year-end non-accrual loans, segregated by class of loans, were as follows (in thousands):

	2018	2017
Real Estate:
Land Development and Construction	$—	$—
Farmland	200	366
1-4 Family Mortgages	1,831	2,131
Commercial Real Estate	7,612	4,891
Total Real Estate Loans	9,643	7,388
Business Loans:
Commercial and Industrial Loans	76	78
Farm Production and Other Farm Loans	31	32
Total Business Loans	107	110
Consumer Loans:
Other Consumer Loans	89	84
Total Consumer Loans	89	84
Total Nonaccrual Loans	$9,839	$7,582
In the event that non-accrual loans had performed in accordance with their original terms, the Company would have recognized additional interest income of approximately $428,644, $412,915 and $651,560 in 2018, 2017 and 2016, respectively.
An age analysis of past due loans, segregated by class of loans, as of December 31, 2018 is as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days Past	Total Past	Current	Total	Days
	Past Due	Due	Due Loans	Loans	Loans	Past Due
Real Estate:
Land Development and Construction	$1,494	$54	$1,548	$39,586	$41,134	$54
Farmland	779	29	808	13,690	14,498	—
1-4 Family Mortgages	3,456	330	3,786	84,961	88,747	—
Commercial Real Estate	1,059	2,981	4,040	199,555	203,595	—
Total Real Estate Loans	6,788	3,394	10,182	337,792	347,974	54
Business Loans:
Commercial and Industrial Loans	1,672	21	1,693	64,728	66,421	—
Farm Production and Other Farm Loans	9	—	9	898	907	—
Total Business Loans	1,681	21	1,702	65,626	67,328	—
Consumer Loans:
Credit Cards	16	4	20	1,628	1,648	4
Other Consumer Loans	212	33	245	12,127	12,372	15
Total Consumer Loans	228	37	265	13,755	14,020	19
Total Loans	$8,697	$3,452	$12,149	$417,173	$429,322	$73

An age analysis of past due loans, segregated by class of loans, as of December 31, 2017 is as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days Past	Total Past	Current	Total	Days Past
	Past Due	Due	Due Loans	Loans	Loans	Due
Real Estate:
Land Development and Construction	$281	$—	$281	$25,642	$25,923	$—
Farmland	93	—	93	16,812	16,905	—
1-4 Family Mortgages	2,657	—	2,657	93,268	95,925	—
Commercial Real Estate	2,585	862	3,447	188,289	191,736	807
Total Real Estate Loans	5,616	862	6,478	324,011	330,489	807
Business Loans:
Commercial and Industrial Loans	32	—	32	58,172	58,204	—
Farm Production and Other Farm Loans	19	—	19	903	922	—
Total Business Loans	51	—	51	59,075	59,126	—
Consumer Loans:
Credit Cards	25	6	31	1,279	1,310	6
Other Consumer Loans	422	—	422	14,258	14,680	—
Total Consumer Loans	447	6	453	15,537	15,990	6
Total Loans	$6,114	$868	$6,982	$398,623	$405,605	$813
Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all the amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. In determining which loans to evaluate for impairment, management looks at past due loans, bankruptcy filings and any situation that might lend itself to cause a borrower to be unable to repay the loan according to the original contract terms on those loans in excess of $100,000. If a loan is determined to be impaired and the collateral is deemed to be insufficient to fully repay the loan, a specific reserve will be established. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans or portions thereof, are charged-off when deemed uncollectible.
Impaired loans as of December 31, by class of loans, are as follows (in thousands):

		Recorded	Recorded
	Unpaid	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded
2018	Balance	Allowance	Allowance	Investment	Allowance	Investment
Real Estate:
Land Development and Construction	$—	$—	$—	$—	$—	$—
Farmland	269	269	—	269	—	135
1-4 Family Mortgages	1,153	1,062	91	1,153	27	728
Commercial Real Estate	10,601	5,209	3,675	8,884	374	6,489
Total Real Estate Loans	12,023	6,540	3,766	10,306	401	7,352
Total Loans	$12,023	$6,540	$3,766	$10,306	$401	$7,352

		Recorded	Recorded
	Unpaid	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded
2017	Balance	Allowance	Allowance	Investment	Allowance	Investment
Real Estate:
Land Development and Construction	$—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	62
1-4 Family Mortgages	303	—	303	303	46	875
Commercial Real Estate	5,616	—	4,093	4,093	397	4,710
Total Real Estate Loans	5,919	—	4,396	4,396	443	5,647
Total Loans	$5,919	$—	$4,396	$4,396	$443	$5,647
The following table presents troubled debt restructurings segregated by class (in thousands, except number of loans):

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
December 31, 2018	Loans	Investment	Investment
Commercial real estate	3	$4,871	$2,782
Total	3	$4,871	$2,782

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
December 31, 2017	Loans	Investment	Investment
Commercial real estate	3	$4,871	$3,047
Total	3	$4,871	$3,047

Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of	Recorded
	Loans	Investment
Total at January 1, 2016	3	$3,858
Reductions due to:
Principal paydowns		(570)
Total at January 1, 2017	3	3,288
Reductions due to:
Principal paydowns		(241)
Total at January 1, 2018	3	3,047
Reductions due to:
Principal paydowns		(265)
Total at December 31, 2018	3	$2,782
The allocated allowance for loan losses attributable to restructured loans was $174,274 at December 31, 2018 and 2017.
The Company had no remaining availability under commitments to lend additional funds on these troubled debt restructurings at December 31, 2018.
The Company utilizes a risk grading matrix to assign a risk grade to each of its loans when originated and is updated as factors related to the strength of the loan changes. Loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows.
Grade 1. MINIMAL RISK - These loans are without loss exposure to the Company. This classification is reserved for only the best, well secured loans to borrowers with significant capital strength, low leverage, stable earnings and growth and other readily available financing alternatives. This type of loan would also include loans secured by a program of the government.
Grade 2. MODEST RISK - These loans include borrowers with solid credit quality and moderate risk of loss. These loans may be fully secured by certificates of deposit with another reputable financial institution, or secured by readily marketable securities with acceptable margins.
Grade 3. AVERAGE RISK - This is the rating assigned to most of the loans held by the Company. This includes loans with average loss exposure and average overall quality. These loans should liquidate through possessing adequate collateral and adequate earnings of the borrower. In addition, these loans are properly documented and are in accordance with all aspects of the current loan policy.
Grade 4. ACCEPTABLE RISK - Borrower generates sufficient cash flow to fund debt service but most working asset and capital expansion needs are provided from external sources. Profitability and key balance sheet ratios are usually close to peers but one or more may be higher than peers.
Grade 5. MANAGEMENT ATTENTION - Borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the borrower has taken a negative turn and may be temporarily strained. Cash flow is weak but cash reserves remain adequate to meet debt service. Management weakness is evident.
Grade 6. OTHER LOANS ESPECIALLY MENTIONED (“OLEM”) - Loans in this category are fundamentally sound but possess some weaknesses. OLEM loans have potential weaknesses, which may, if not checked or corrected, weaken the asset or inadequately protect the Bank’s credit position at some future date. These loans have an identifiable weakness in credit, collateral, or repayment ability but there is no expectation of loss.
Grade 7. SUBSTANDARD ASSETS - Assets classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets classified as substandard must have a well-defined weakness based upon objective evidence. Assets classified as substandard are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. The possibility that liquidation would not be timely requires a substandard classification even if there is little likelihood of total loss.

Grade 8. DOUBTFUL - A loan classified as doubtful has all the weaknesses of a substandard classification and the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable or improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. A doubtful classification could reflect the fact that the primary source of repayment is gone and serious doubt exists as to the quality of a secondary source of repayment.
Grade 9. LOSS - Loans classified loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may occur in the future. Also included in this classification is the defined loss portion of loans rated substandard assets and doubtful assets.
These internally assigned grades are updated on a continual basis throughout the course of the year and represent management’s most updated judgment regarding grades at December 31, 2018.
The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2018 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$39,726	$840	$568	$—	$—	$41,134
Farmland	13,248	339	911	—	—	14,498
1-4 Family Mortgages	79,659	1,751	7,337	—	—	88,747
Commercial Real Estate	172,217	17,938	13,440	—	—	203,595
Total Real Estate Loans	304,850	20,868	22,256	—	—	347,974
Business Loans:
Commercial and Industrial Loans	63,994	81	2,346	—	—	66,421
Farm Production and Other Farm Loans	876	—	31	—	—	907
Total Business Loans	64,870	81	2,377	—	—	67,328
Consumer Loans:
Credit Cards	1,628	—	20	—	—	1,648
Other Consumer Loans	12,181	65	71	55	—	12,372
Total Consumer Loans	13,809	65	91	55	—	14,020

Total Loans	$383,529	$21,014	$24,724	$55	$—	$429,322
The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2017 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$23,720	$2,116	$87	$—	$—	$25,923
Farmland	15,496	377	1,032	—	—	16,905
1-4 Family Mortgages	82,227	5,615	8,083	—	—	95,925
Commercial Real Estate	143,271	41,833	6,632	—	—	191,736
Total Real Estate Loans	264,714	49,941	15,834	—	—	330,489
Business Loans:
Commercial and Industrial Loans	55,081	2,990	133	—	—	58,204
Farm Production and Other Farm Loans	853	9	60	—	—	922
Total Business Loans	55,934	2,999	193	—	—	59,126
Consumer Loans:
Credit Cards	1,304	—	6	—	—	1,310
Other Consumer Loans	14,414	71	137	58	—	14,680
Total Consumer Loans	15,718	71	143	58	—	15,990

Total Loans	$336,366	$53,011	$16,170	$58	$—	$405,605
The allowance for loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that will occur within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.
The allowance on the majority of the loan portfolio is calculated using a historical chargeoff percentage applied to the current loan balances by loan segment. This historical period is the average of the previous five years with the most current years weighted to show the effect of the most recent chargeoff activity. This percentage is also adjusted for economic factors such as unemployment and general business conditions, both local and nationwide.
The group of loans that are considered to be impaired are individually evaluated for possible loss and a specific reserve is established to cover any loss contingency. Loans that are determined to be a loss with no benefit of remaining in the portfolio are charged off to the allowance. These specific reserves are reviewed periodically for continued impairment and adequacy of the specific reserve and adjusted when necessary.

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2018	2017	2016
Real Estate:
Land Development and Construction	$55,908	$97,685	$(17,677)
Farmland	2,702	—	(934)
1-4 Family Mortgages	51,303	40,682	154,387
Commercial Real Estate	(197,839)	—	2,387,956
Total Real Estate Loans	(87,926)	138,367	2,523,732

Business Loans:
Commercial and Industrial Loans	11,683	164,191	(8,230)
Total Business Loans	11,683	164,191	(8,230)
Consumer Loans:
Credit Cards	36,494	(6,654)	9,285
Other Consumer Loans	21,272	44,526	(18,936)
Total Consumer Loans	57,766	37,872	(9,651)
Total Net Chargeoffs	$(18,477)	$340,430	$2,505,851

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2018, 2017 and 2016:

	Real	Business
2018	Estate	Loans	Consumer	Total

Beginning Balance	$2,151,715	$346,781	$520,732	$3,019,228
Provision for (reversal of) loan losses	605,040	(113,257)	(157,793)	333,990
Chargeoffs	223,403	18,963	145,943	388,309
Recoveries	311,329	7,280	88,177	406,786

Net chargeoffs	(87,926)	11,683	57,766	(18,477)
Ending Balance	$2,844,681	$221,841	$305,173	$3,371,695

Period end allowance allocated to:
Loans individually evaluated for impairment	$401,347	$—	$—	$401,347
Loans collectively evaluated for impairment	2,443,334	221,841	305,173	2,970,348
Ending Balance	$2,844,681	$221,841	$305,173	$3,371,695

	Real	Business
2017	Estate	Loans	Consumer	Total

Beginning Balance	$3,117,134	$257,554	$528,108	$3,902,796
(Reversal of) provision for loan losses	(827,052)	253,418	30,496	(543,138)
Chargeoffs	168,841	165,685	102,567	437,093
Recoveries	30,474	1,494	64,695	96,663

Net chargeoffs	138,367	164,191	37,872	340,430
Ending Balance	$2,151,715	$346,781	$520,732	$3,019,228

Period end allowance allocated to:
Loans individually evaluated for impairment	$442,589	$—	$—	$442,589
Loans collectively evaluated for impairment	1,709,126	346,781	520,732	2,576,639
Ending Balance	$2,151,715	$346,781	$520,732	$3,019,228

		Business
2016	Real Estate	Loans	Consumer	Total
Beginning Balance	$5,238,895	$643,248	$591,560	$6,473,703
Provision for (reversal of) loan losses	401,971	(393,924)	(73,103)	(65,056)
Chargeoffs	2,567,499	8,035	65,311	2,640,845
Recoveries	43,767	16,265	74,962	134,994

Net chargeoffs	2,523,732	(8,230)	(9,651)	2,505,851
Ending Balance	$3,117,134	$257,554	$528,108	$3,902,796

Period end allowance allocated to:
Loans individually evaluated for impairment	$749,090	$37,803	$—	$786,893
Loans collectively evaluated for impairment	2,368,044	219,751	528,108	3,115,903
Ending Balance	$3,117,134	$257,554	$528,108	$3,902,796

The Company’s recorded investment in loans as of December 31, 2018 and 2017 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

		Business
2018	Real Estate	Loans	Consumer	Total

Loans individually evaluated for impairment	$10,306	$—	$—	$10,306
Loans collectively evaluated for impairment	337,668	67,328	14,020	419,016

	$347,974	$67,328	$14,020	$429,322

	Real	Business
2017	Estate	Loans	Consumer	Total
Loans individually evaluated for impairment	$4,396	$—	$—	$4,396
Loans collectively evaluated for impairment	326,093	59,126	15,990	401,209
	$330,489	$59,126	$15,990	$405,605